INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
INCOME (LOSS) PER SHARE [Abstract]
Schedule of basic and diluted net income (loss) per share
	For the year ended December 31,
	2014	2015	2016

Numerator:
Income attributable to ordinary shareholders – basic and diluted	3.0	43.8	127.5

Denominator:
Weighted-average number of shares outstanding – basic	3,701,145,330	4,120,369,328	4,158,984,882
Effects of dilution of stock options and RSUs granted in connection with the stock option plan	-	320,340	312,659

Weighted-average number of shares outstanding – diluted	3,701,145,330	4,120,689,668	4,159,297,541

Basic net income per share	$0.00	$0.01	$0.03

Diluted net income per share	$0.00	$0.01	$0.03